William Blair Global Small Cap Growth Fund
SUMMARY WILLIAM BLAIR GLOBAL SMALL CAP GROWTH FUND
INVESTMENT OBJECTIVE:
The William Blair Global Small Cap Growth Fund seeks long-term capital appreciation.
FEES AND EXPENSES:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees William Blair Global Small Cap Growth Fund	Class N	Class I	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses William Blair Global Small Cap Growth Fund		Class N	Class I	Institutional Class
Management Fee		1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fee		0.25%	none	none
Other Expenses	[1]	1.22%	1.20%	1.05%	[2]
Total Annual Fund Operating Expenses		2.47%	2.20%	2.05%
Fee Waiver and/or Expense Reimbursement	[3]	0.82%	0.80%	0.80%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.65%	1.40%	1.25%
[1]	(includes a shareholder administration fee for Class N and Class I shares)
[2]	"Other Expenses" are estimated for the Institutional Class shares since no shares have been issued as of the date of this prospectus.
[3]	The Adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.65%, 1.40% and 1.25% of average daily net assets for Class N, Class I and Institutional Class shares, respectively, until April 30, 2015. The Adviser may not terminate this arrangement prior to April 30, 2015 unless the management agreement is terminated. The Adviser is entitled to reimbursement for a period of three years subsequent to the Fund's commencement of operations on April 10, 2013 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.

Example:
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example William Blair Global Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N	168	691	1,242	2,744
Class I	143	611	1,107	2,471
Institutional Class	127	565	1,030	2,315

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (April 10, 2013 through December 31, 2013) the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES:
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalization (“small cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by small cap companies worldwide that the Adviser believes have above average growth, profitability and quality characteristics. For purposes of the Fund, the Adviser considers a company to be a small cap company if it has a float adjusted market capitalization at the time of purchase of $5 billion or less. Securities of companies whose float adjusted market capitalizations no longer meet this definition of small cap after purchase may continue to be held in the Fund. The Fund’s investments are normally allocated among at least six different countries and no more than 65% of the Fund’s equity holdings may be invested in securities of issuers in any one country at any given time. Under normal market conditions at least 40% of the Fund’s assets will be invested in companies located outside the United States. Normally, the Fund’s investments will be divided among the United States, Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World (ACWI) Small Cap Index (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

In choosing investments, the Adviser performs fundamental company analysis and focuses on stock selection. The Adviser generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Adviser will vary the Fund’s sector and geographic diversification based upon the Adviser’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Adviser will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.
PRINCIPAL RISKS:
The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of global small cap companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Adviser may fail to produce its intended result. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Adviser for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. These foreign investment risks are magnified in less-established, emerging markets. In addition, the Fund invests primarily in the securities of small cap companies, which may be more volatile and less liquid than securities of large companies. Small cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. These risks are intensified for investments in micro-cap companies (i.e., companies with market capitalizations of $250 million or less). To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country. Because the Fund is new, investors bear the risk that the Fund may not be able to implement its investment strategies or attract sufficient assets. Separate accounts managed by the Adviser may invest in the Fund and, therefore, the Adviser at times may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Adviser’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio.
FUND PERFORMANCE HISTORY:
The bar chart and table showing the Fund’s annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.